Fair Value Measurement - Fair Value Measurements of Company's Assets and Liabilities that Measured at Fair Value on A Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term investment
Trading debt securities	¥ 14,804	$ 2,323
Equity securities measured at fair value	7,925	1,244
Investments held by consolidated investment fund	26,981	4,234
Long-term investment
Available-for-sale investments in debt securities			¥ 14,135
Investments held by consolidated investment fund	80,327	12,605	74,498
Other long-term investments measured at fair value	376,957	$ 59,153	285,045
Recurring Basis
Short-term investment
Available for sale investments	13,805
Trading debt securities	14,804
Equity securities measured at fair value	7,925
Investments held by consolidated investment fund	26,981
Long-term investment
Available-for-sale investments in debt securities			14,135
Investments held by consolidated investment fund	80,327		74,498
Other long-term investments measured at fair value	376,957		285,045
Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Short-term investment
Trading debt securities	14,804
Equity securities measured at fair value	7,925
Long-term investment
Other long-term investments measured at fair value	3,766		6,196
Recurring Basis | Significant Other Observable Inputs (Level 2)
Short-term investment
Available for sale investments	13,805
Investments held by consolidated investment fund	26,981
Long-term investment
Available-for-sale investments in debt securities			14,135
Investments held by consolidated investment fund	80,327		74,498
Other long-term investments measured at fair value	127,678		40,141
Recurring Basis | Significant Unobservable Inputs (Level 3)
Long-term investment
Other long-term investments measured at fair value	217,269		216,221
Recurring Basis | NAV
Long-term investment
Other long-term investments measured at fair value	¥ 28,244		¥ 22,487